Pay vs Performance Disclosure - USD ($)	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for CEO	Compensation Actually Paid to CEO[2]		Average Compensation Actually Paid for other NEOs[2,3] ($)	Value of Initial Fixed $100 Investment Based on:

Year	CEO[1] ($)	CEO[1] ($)	Average Summary Compensation Table Total for other NEOs[3] ($)		TSR[4] ($)	Peer Group TSR[4] ($)	Net Income[5] (in thousands) ($)	Adjusted EBITDA[6] (in thousands) ($)

2025	9,880,430	1,309,406	2,419,448	823,010	56.42	228.99	146,788	273,104
2024	13,328,364	20,591,232	3,217,356	4,617,452	79.42	179.15	197,249	274,029
2023	9,192,231	12,618,615	1,837,817	2,503,033	57.38	131.65	138,838	297,421
2022	3,528,719	(1,221,268)	1,257,055	(209,876)	31.35	81.71	98,709	256,169
2021	7,458,031	6,469,146	2,245,127	1,814,939	83.74	126.40	243,557	390,705

Company Selected Measure Name		■Adjusted EBITDA
Named Executive Officers, Footnote		Steven A. Michaels was our CEO beginning November 30, 2020 through all of 2025.For 2021, our other NEOs were Messrs. Doman, Garner and Fentress, who served as our General Counsel and Corporate Secretary until his retirement from that position, effective May 31, 2022. For 2022, our other NEOs were Messrs. Doman, Garner, Fentress, and Eugene V. Thomas, who served as our General Counsel and Corporate Secretary from his appointment effective May 31, 2022 until he resigned from the Company for personal reasons effective November 6, 2022. For 2023, our other NEOs were Messrs. Doman, Garner, and Todd King, who was appointed as our Chief Legal and Compliance Officer effective May 15, 2023. For 2024 and 2025, our other NEOs were Messrs. Garner and King.
Peer Group Issuers, Footnote		TSR is cumulative for the measurement period determined based on the value of an initial fixed investment of $100, calculated in accordance with Item 201(e) of Regulation S-K. The TSR peer group for purposes of this table is the S&P North American Technology Index.
Adjustment To PEO Compensation, Footnote

Year	Executive	Summary Compensation Table Total ($)	Subtract Stock Awards ($)	Add Year-End Equity Value of Unvested Awards Granted in the Year ($)	Change in Value of Prior Equity Awards ($)	Value of Equity Awards Granted and Vested in the Year ($)	Change in Value of Prior Year Vested Equity Awards ($)	Subtract Value of Equity Awards Failed to Meet Vesting Conditions ($)	Value of Dividends not Otherwise Reflected in Fair value ($)	Compensation Actually Paid ($)

2025	CEO	9,880,430	(7,424,432)	7,081,765	(5,474,775)	—	(2,931,735)	—	178,153	1,309,406
	Average of other NEOs	2,419,448	(1,336,448)	1,274,764	(1,055,373)	—	(512,707)	—	33,326	823,010

Non-PEO NEO Average Total Compensation Amount		$ 2,419,448	$ 3,217,356	$ 1,837,817	$ 1,257,055	$ 2,245,127
Non-PEO NEO Average Compensation Actually Paid Amount		$ 823,010	4,617,452	2,503,033	(209,876)	1,814,939
Adjustment to Non-PEO NEO Compensation Footnote

Year	Executive	Summary Compensation Table Total ($)	Subtract Stock Awards ($)	Add Year-End Equity Value of Unvested Awards Granted in the Year ($)	Change in Value of Prior Equity Awards ($)	Value of Equity Awards Granted and Vested in the Year ($)	Change in Value of Prior Year Vested Equity Awards ($)	Subtract Value of Equity Awards Failed to Meet Vesting Conditions ($)	Value of Dividends not Otherwise Reflected in Fair value ($)	Compensation Actually Paid ($)

2025	CEO	9,880,430	(7,424,432)	7,081,765	(5,474,775)	—	(2,931,735)	—	178,153	1,309,406
	Average of other NEOs	2,419,448	(1,336,448)	1,274,764	(1,055,373)	—	(512,707)	—	33,326	823,010

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Most Important Financial Performance Measures
■Adjusted EBITDA	■Adjusted Revenues	■Adjusted Pre-Tax Income

Total Shareholder Return Amount		$ 56.42	79.42	57.38	31.35	83.74
Peer Group Total Shareholder Return Amount		228.99	179.15	131.65	81.71	126.40
Net Income (Loss)		$ 146,788,000	$ 197,249,000	$ 138,838,000	$ 98,709,000	$ 243,557,000
Company Selected Measure Amount		273,104,000	274,029,000	297,421,000	256,169,000	390,705,000
PEO Name	Steven A. Michaels	Steven A. Michaels	Steven A. Michaels	Steven A. Michaels	Steven A. Michaels	Steven A. Michaels
Additional 402(v) Disclosure	SEC rules require certain adjustments be made to the Summary Compensation Table totals to determine CAP as reported in the Pay versus Performance Table. CAP is a value calculated under applicable SEC rules and does not represent the actual amount of compensation earned or paid to the applicable NEO. In general, CAP is calculated as Summary Compensation Table total compensation adjusted to include the fair market value of equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). NEOs do not participate in a defined benefit plan so no adjustment for pension benefits is included in the table below. The table below details these adjustments.Represents net earnings as shown in the Company's Annual Report on Form 10-K.
6.Represents the Company-selected measure, Adjusted EBITDA. The Adjusted EBITDA shown in the table is calculated using the definition approved by our Compensation Committee for the use of that performance metric in our incentive compensation plan, and is not the same definition the Company used in reporting Adjusted EBITDA in its earnings press releases in 2021 and 2025. See Appendix A for a reconciliation of Adjusted EBITDA used in our incentive compensation plan to Adjusted EBITDA reported in our earnings releases and to Net Earnings (Loss), the most directly comparable GAAP financial measure.

Measure:: 1
Pay vs Performance Disclosure
Name		■Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name		■Adjusted Revenues
Measure:: 3
Pay vs Performance Disclosure
Name		■Adjusted Pre-Tax Income
Stephen A. Michaels [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 9,880,430	$ 13,328,364	$ 9,192,231	$ 3,528,719	$ 7,458,031
PEO Actually Paid Compensation Amount		1,309,406	$ 20,591,232	$ 12,618,615	$ (1,221,268)	$ 6,469,146
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(7,424,432)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		7,081,765
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(5,474,775)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,931,735)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		178,153
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,336,448)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,274,764
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,055,373)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(512,707)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 33,326